Notes Payable - Schedule of Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-Term Debt [Line Items]
Total notes payable	$ 1,681,473	$ 1,801,661
Current portion of notes payable	31,606	31,606
Notes Payable—long term	1,649,867	1,770,055
Term Loan
Long-Term Debt [Line Items]
Total notes payable	1,347,056	1,470,085
Current portion of notes payable	31,606	31,606
Notes Payable—long term	1,315,450	1,438,479
Notes
Long-Term Debt [Line Items]
Total notes payable	334,417	331,576
Current portion of notes payable	0	0
Notes Payable—long term	334,417	331,576
Revolving credit facilities
Long-Term Debt [Line Items]
Total notes payable	$ 0	$ 0